Management and Director Compensation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Officers compensation	$ 1,515,000	$ 1,785,000
Directors compensation	400,000	300,000
Advanomics Corporation [Member]
Defined Benefit Plan Disclosure [Line Items]
Officers compensation	$ 0	$ 60,000